INCOME TAXES - Deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Temporary differences
Deferred tax assets	$ 4,730	$ 4,057
Deferred tax liabilities	392,841	320,972
Investment properties
Temporary differences
Deferred tax assets	490	83
Deferred tax liabilities	396,326	323,385
Eligible capital expenditures
Temporary differences
Deferred tax assets	2,111	2,270
Withholding tax on undistributed subsidiary profits
Temporary differences
Deferred tax liabilities	149	134
Other
Temporary differences
Deferred tax assets	2,129	1,704
Deferred tax liabilities	$ (3,634)	$ (2,547)